Share capital and reserves - Ordinary Shares (Details) - Ordinary shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)	172.6	173.6
Shares converted from Founder Preferred Shares	0.4	0.2
Shares repurchased in the year	11.3	1.2
Number of shares outstanding, ending balance (in shares)	163.2	172.6